PROPERTY, PLANT AND EQUIPMENT - Impairment of Assets and Contract Charges (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment of assets and related onerous contract charges	CAD 0	CAD 484
Property, plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment of assets and related onerous contract charges	412
Onerous contracts and other
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment of assets and related onerous contract charges	CAD 72